UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Dividend Growth Fund
Schedule of Investments
April 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (98.6%)

Auto & Transportation (0.9%)
CSX Corp.	113,600	$4,559
FedEx Corp.	47,900	4,069

		8,628

Consumer Discretionary (12.3%)
TJX Cos., Inc.	645,800	14,627
McDonald's Corp.	477,000	13,981
Gannett Co., Inc.	166,900	12,851
Mattel, Inc.	682,700	12,323
Home Depot, Inc.	335,600	11,870
The McGraw-Hill Cos., Inc.	133,200	11,599
Kimberly-Clark Corp.	180,200	11,254
The Walt Disney Co.	403,900	10,663
The Gap, Inc.	448,000	9,565
Knight Ridder	112,100	7,253
Omnicom Group Inc.	45,300	3,755

		119,741

Consumer Staples (7.5%)
Altria Group, Inc.	323,900	21,050
General Mills, Inc.	329,200	16,263
The Coca-Cola Co.	345,000	14,987
* Safeway, Inc.	547,300	11,652
The Procter & Gamble Co.	167,700	9,081

		73,033

Financial Services (16.2%)
Citigroup, Inc.	559,500	26,274
Bank of America Corp.	534,600	24,078
Merrill Lynch & Co., Inc.	337,600	18,207
ACE Ltd.	397,300	17,068
XL Capital Ltd. Class A	191,800	13,484
State Street Corp.	280,400	12,963
Golden West Financial Corp.	196,500	12,248
Automatic Data Processing, Inc.	237,200	10,304
H & R Block, Inc.	157,900	7,865
American Express Co.	130,700	6,888
MBIA, Inc.	84,900	4,447
American International Group, Inc.	67,600	3,438

		157,264

Health Care (16.0%)
Abbott Laboratories	468,800	23,046
Pfizer Inc.	684,200	18,590
Baxter International, Inc.	492,500	18,272
Wyeth	395,400	17,769
Guidant Corp.	231,800	17,172
AstraZeneca Group PLC ADR	330,600	14,530
Novartis AG ADR	251,500	12,256
Eli Lilly &Co.	184,000	10,758
Becton, Dickinson & Co.	157,600	9,223
Schering-Plough Corp.	393,400	8,210
C.R. Bard, Inc.	79,600	5,665

		155,491

Integrated Oils (6.3%)
ConocoPhillips Co.	172,300	18,066
ExxonMobil Corp.	271,100	15,461
Total SA ADR	136,700	15,161
ChevronTexaco Corp.	252,000	13,104

		61,792

Materials & Processing (6.1%)
E.I. du Pont de Nemours & Co.	319,700	15,061
Weyerhaeuser Co.	201,200	13,804
Alcoa Inc.	391,900	11,373
Avery Dennison Corp.	194,800	10,198
International Paper Co.	274,400	9,409

		59,845

Producer Durables (13.6%)
Nokia Corp. ADR	1,460,100	23,332
United Technologies Corp.	188,600	19,184
Lockheed Martin Corp.	260,000	15,847
Pitney Bowes, Inc.	317,800	14,212
Caterpillar, Inc.	151,600	13,348
Emerson Electric Co.	192,200	12,045
Parker Hannifin Corp.	186,100	11,155
Illinois Tool Works, Inc.	129,100	10,821
Cooper Industries, Inc. Class A	108,100	6,882
The Boeing Co.	88,800	5,285

		132,111

Technology (9.5%)
Microsoft Corp.	1,282,500	32,447
International Business Machines Corp.	217,200	16,590
General Dynamics Corp.	154,700	16,251
Hewlett-Packard Co.	502,300	10,282
Motorola, Inc.	657,200	10,081
Intel Corp.	273,600	6,435

		92,086

Utilities (6.1%)
Exelon Corp.	327,600	16,216
Verizon Communications Inc.	437,700	15,670
Pinnacle West Capital Corp.	293,600	12,302
SBC Communications Inc.	345,000	8,211
FPL Group, Inc.	174,400	7,119

		59,518

Other (4.1%)
General Electric Co.	739,200	26,759
Honeywell International Inc.	374,000	13,374

		40,133

TOTAL COMMON STOCKS
(Cost $808,812)		959,642

	Face
	Amount
TEMPORARY CASH INVESTMENT (1.4%)	($000)

Repurchase Agreement
JPMorgan Securities Inc.
2.960% 5/2/2005
(Dated 4/29/2005, Repurchase Value $14,003,000,
collateralized by Federal National Mortgage Assn.,
4.000%-7.000%, 11/1/2016-4/1/2035)
(Cost $14,000)	$14,000	14,000

TOTAL INVESTMENTS (100.0%)
(Cost $822,812)		973,642

OTHER ASSETS AND LIABILITIES--NET (0.0%)		(37)

NET ASSETS (100%)		$973,605

*Non-income-producing security
ADR - American Depositary Receipt

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2005, the cost of investment securities for tax purposes was $822,812,000. Net unrealized appreciation of investment securities for tax purposes was $150,830,000, consisting of unrealized gains of $164,586,000 on securities that had risen in value since their purchase and $13,756,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.